Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Langar Global HealthTech ETF
Shareholder Report [Line Items]
Fund Name	Langar Global Health Tech ETF
Class Name	Langar Global Health Tech ETF
Trading Symbol	LGHT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Langar Global Health Tech ETF for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/LGHT . You can also request this information by contacting us at (800) 773-3863 .
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/LGHT
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LGHT	$43	0.85%*

*	annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85% [1]
Net Assets	$ 4,497,150
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 13,119
Investment Company, Portfolio Turnover	23.22%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size	$4,497,150
Number of Holdings	30
Net Advisory Fee	$13,119
Portfolio Turnover Rate	23.22%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings
Intuitive Surgical Inc	13.0%
Siemens Healthineers AG	8.3%
ResMed Inc	7.5%
Veeva Systems Inc	6.8%
Sonova Holding AG	5.2%
Insulet Corp	5.1%
Dexcom Inc	5.0%
Koninklijke Philips NV	4.7%
GE HealthCare Technologies Inc	4.6%
BioNTech SE	4.4%

[1]	annualized